Share-based Compensation and Other Employment Benefit Plans - Other Employee Benefit Plans (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Employer matching contribution, percent	100.00%	100.00%	100.00%
Percent of match	5.00%	5.00%	5.00%
Annual contribution	$ 25.6	$ 24.5	$ 25.2
Stock purchase plan, percent of match	15.00%	15.00%	15.00%
Stock purchase plans compensation expense	$ 1.2	$ 1.2	$ 1.2